Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Loss before income taxes	¥ (7,305)	¥ (500,370)	¥ (395,803)
Income tax expense	731	1,711	0
Income Taxes [Member]
Statement [Line Items]
Loss before income taxes	(7,305)	(500,370)	(395,803)
Computed expected income tax expense	(1,827)	(125,550)	(98,951)
Tax effect of non-deductible expenses	0	124,383	109,650
Tax effect of tax-exempt entities	2,558	2,938	(2,580)
Tax effect of non-taxable income	0	0	(8,119)
Income tax expense	¥ 731	¥ 1,711	¥ 0